TRADE AND OTHER ACCOUNTS PAYABLES (Details) - Schedule of composition of accrued liabilities - USD ($) $ in Thousands		Dec. 31, 2021	Dec. 31, 2020
Schedule of composition of accrued liabilities [Abstract]
Aircraft and engine maintenance	[1]	$ 1,166,181	$ 460,082
Accrued personnel expenses		59,327	72,696
Accounts payable to personnel	[2]	58,153	2,186
Other settled claims	[3]	1,575,005
Others accrued liabilities	[4]	34,854	29,362
Total accrued liabilities		$ 2,893,520	$ 564,326

[1]	In addition to the account payable for maintenance in the normal course of operations, this amount includes some claims agreed with aircraft lessors, related to maintenance.
[2]	Profits and bonus participation (Note 23 letter b).
[3]	This amount includes some agreed fleet claims, associated with the negotiations resulting from the Chapter 11 Proceedings.
[4]	See Note 22.